Debt and Credit Agreements	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt and Credit Agreements

12. Debt and Credit Agreements

The Company uses derivative financial instruments as part of its debt management to mitigate the market risk that occurs from its exposure to changes in interest and foreign exchange rates. From time to time, the Company may enter into derivatives to economically hedge these exposures or the company may enter into derivatives to achieve special hedge accounting according to the requirements of ASC 815. The Company does not enter into derivatives for trading or other speculative purposes. The use of such derivatives is in accordance with the strategies contained in the Company’s overall financial policy. In this note, short-term debt and long-term debt are discussed including Debt-Related Derivatives (DRD), i.e. debt is reflected as including the fair value adjustments relating to hedges terminated in a prior period. DRD is amortized over the remaining life of the debt. The Debt Profile table also reflects debt excluding DRD.

SHORT-TERM DEBT

As of December 31, 2016, total short-term debt including short-term portion of long-term loans was $219 million, including DRD. The short-term portion of long-term loans was $180 million and was represented by $105 million of US private placement notes which carry fixed interest rates of 5.4% which will mature in November 2017. In addition, short-term portion of long-term loans is represented by a SEK 300 million note ($33 million equivalent) maturing in May 2017 carrying a floating interest rate of STIBOR + 0.95% issued by the Company in 2011, and also a fixed-rate note issued in December 2012 of 350 million SEK ($38 million equivalent) will mature in December 2017 carrying a fixed interest rate of 2.49%, which represents the European Investment Bank’s (EIB) cost of funds plus 0.3%. The remaining short-term part of long-term loans was financing at subsidiary level, primarily $4 million of loans borrowed locally by Autoliv Nissin Brake Systems China Zhongshan (a 51% owned subsidiary).

The Company’s subsidiaries also have credit agreements, principally in the form of overdraft facilities, with a number of local banks. Total available short-term facilities, as of December 31, 2016, excluding commercial paper facilities as described below, amounted to $306 million, of which $40 million was utilized. The aggregate amount of unused short-term lines of credit at December 31, 2016 was $266 million. The weighted average interest rate on total short-term debt outstanding at December 31, 2016 and 2015 excluding the short-term portion of long-term debt was 3.0% and 4.0%, respectively.

LONG-TERM DEBT – OUTSTANDING LOANS

As of December 31, 2016, total long-term debt including DRD was $1,321.3 million.

On April 25, 2014, the Company issued and sold $1.25 billion of long-term debt securities in a U.S. Private Placement pursuant to a Note Purchase and Guaranty Agreement dated April 23, 2014, by and among Autoliv ASP Inc., the Company and the purchasers listed therein. The $1.25 billion in senior notes have an average interest rate of 3.84%, and consist of: $208 million aggregate principal amount of 5-year senior notes with an interest rate of 2.84%; $275 million aggregate principal amount of 7-year senior notes with an interest rate of 3.51%; $297 million aggregate principal amount of 10-year senior notes with an interest rate of 4.09%; $285 million aggregate principal amount of 12-year senior notes with an interest rate of 4.24%; and $185 million aggregate principal amount of 15-year senior notes with an interest rate of 4.44%.

In addition to the $1.25 billion senior notes issued in 2014, long-term debt of $71 million (including DRD) consists of:

$60 million of senior notes issued in 2007 as private placements by Autoliv ASP Inc. (a 100% owned subsidiary). The notes issued in 2007 were guaranteed by the Company and consist of one remaining long-term tranche maturing in 2019, originally with fixed interest rate of 6.2%. The company entered into swap arrangements with respect to part of the proceeds of the notes offering and in 2013, the interest rate swap on the remaining $60 million U.S. private placement note issued in 2007, with a nominal value of $60 million, was cancelled. The gain is amortized through interest expense. Consequently, the $60 million long-term note carries fixed interest rate of 2.5%, when including the amortization of the cancelled swap.

The remaining other long-term debt of $11 million, consisted primarily of $11 million equivalent of a capital lease arrangement at Autoliv Nissin Brake Systems Japan-Ueda (a 51% owned subsidiary) and carry an interest rate of 0.6%.

LONG-TERM DEBT – LOAN FACILITIES

In July 2016, the Company refinanced its existing revolving credit facility of $1,100 million. The facility is syndicated among 14 banks and matures in 2021. It also has two extension options where Autoliv can request the banks to extend the maturity to 2022 and 2023 respectively, on the first and second anniversaries of the initial maturity of the July 2016 loan facility, a so called 5+1+1 structure. The Company pays a commitment fee on the undrawn amount of 0.08%, representing 35% of the applicable margin, which is 0.225% (given the Company’s rating of “A-” from Standard & Poor’s at December 31, 2016). Financing costs are amortized over the expected life of the facility. Borrowings under this facility are unsecured and bear interest based on the relevant LIBOR or IBOR rate. The commitment is available for general corporate purposes. Borrowings are repayable at any time and in their entirety at the expiration date. As of December 31, 2016 the facility was unutilized.

The Company is not subject to any financial covenants, i.e. performance related restrictions, in any of its significant long-term borrowings or commitments.

The Company has two commercial paper programs: one SEK 7 billion (approx. $769 million) Swedish program and one $1.0 billion U.S. program. Both programs were unutilized at year-end. When commercial paper is issued under these programs, it would be classified as long-term debt because the Company has had the ability and intent to refinance these borrowings on a long-term basis either through continued commercial paper borrowings or utilization of the long-term credit facilities described above.

CREDIT RISK

In the Company’s financial operations, credit risk arises in connection with cash deposits with banks and when entering into forward exchange agreements, swap contracts or other financial instruments. In order to reduce this risk, deposits and financial instruments are only entered with a limited number of banks up to a calculated risk amount of $150 million per bank for banks rated A- or above and up to $50 million for banks rated BBB+. The policy of the Company is to work with banks that have a strong credit rating and that participate in the Company’s financing. In addition to this, deposits of up to an aggregate amount of $2.0 billion can be placed in U.S. and Swedish government paper and in certain AAA rated money market funds. As of December 31, 2016, the Company had placed $525 million in money market funds.

The table below shows debt maturity as cash flow in the upper part which is reconciled with reported debt in the last row. For a description of hedging instruments used as part of debt management, see the Financial Instruments section of Note 1 and Note 3.

DEBT PROFILE

PRINCIPAL AMOUNT BY EXPECTED MATURITY	2017	2018	2019	2020	2021	Thereafter	Total long-term	Total
U.S. private placement notes (incl. DRD1)) (Weighted average interest rate 3.9%)	$105.0	$—	$268.0	$—	$275.0	$767.0	$1,310.0	$1,415.0
Overdraft/Other short-term debt (incl. DRD1)) (Weighted average interest rate 3.0%)	39.9	—	—	—	—	—	—	39.9
Medium-term notes (Weighted average interest rate 1.5%)	71.5	—	—	—	—	—	—	71.5
Other long-term loans, incl. current portion (Weighted average interest rate 0.6%)	2.3	0.2	—	—	11.1	—	11.3	13.6

Total debt as cash flow, (incl. DRD1))	$218.7	$0.2	$268.0	$—	$286.1	$767.0	$1,321.3	$1,540.0

DRD adjustment	1.1	—	2.3	—	—	—	2.3	3.4

Total debt as reported	$219.8	$0.2	$270.3	$—	$286.1	$767.0	$1,323.6	$1,543.4

1)	Debt Related Derivatives (DRD), i.e. fair value adjustments to the carrying value of the underlying debt associated with hedging and a discounted fair value hedge.